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                        SUPPLEMENT DATED MARCH 26, 2004
                                    TO THE
                                 PROSPECTUSES
                                    OF THE
                             FUNDS INDICATED BELOW

   Effective March 22, 2004, the following is added after the first paragraph under the heading "Management -- Distribution plans" in the Prospectuses for each of the Funds listed below:

  In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

  The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the funds' distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

          SMITH BARNEY FUNDS, INC.
             SMITH BARNEY SHORT-TERM INVESTMENT    April 30, 2003, as
               GRADE BOND FUND                     amended May 12,
                                                   2003

          SMITH BARNEY INVESTMENT FUNDS INC.
             SMITH BARNEY MULTIPLE DISCIPLINE      August 28, 2003, as
               FUNDS--ALL CAP GROWTH AND           revised January 21,
               VALUE FUND                          2004
             SMITH BARNEY MULTIPLE DISCIPLINE      August 28, 2003, as
               FUNDS--GLOBAL ALL CAP GROWTH AND    revised January 21,
               VALUE FUND                          2004
             SMITH BARNEY MULTIPLE DISCIPLINE      August 28, 2003, as
               FUNDS--LARGE CAP GROWTH AND         revised January 21,
               VALUE FUND                          2004

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